SHORT-TERM BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
Schedule of Short-Term Bank Credit and Loans
Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2013	2012	2013	2012
		%

Short-term bank credit	CAD	3.25	3.25	$5,454	$5,248

Add: current maturities of long-term loans		-	3.19	-	5,500

Total short-term bank credit and loans				$5,454	$10,748